Statement of Operations - Veraxa Biotech Holding A G [Member]	6 Months Ended
Dec. 31, 2025 CHF (SFr) SFr / shares shares
Entity Information [Line Items]
Formation expenses	SFr 18,000
General and administrative expenses	8,856
Net loss	SFr (26,856)
Weighted-average shares outstanding, basic | shares	100,000
Weighted-average shares outstanding, diluted | shares	100,000
Basic earnings per share | SFr / shares	SFr (0.27)
Diluted earnings per share | SFr / shares	SFr (0.27)